Schedule of finance income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Interest income on :
- Bank deposits recognized at amortized cost		₨ 154,160	₨ 160,784	₨ 14,354
- Others		49,263	6,528	3,521
Foreign exchange gain (net)				7,655
Unwinding of other financial assets		4,401	3,402	3,414
Total	$ 2,433	₨ 207,824	₨ 170,714	₨ 28,944